                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      Form 13F

                                 Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

          Check here if Amendment [   ]; Amendment Number:
              This Amendment (Check only one.):  [   ]    is a restatement.
                                                 [   ]   adds new holdings
                                                         entries.

          Institutional Investment Manager Filing this Report:

          Name:    Fort Hill Capital LLC
          Address: 2 Jericho Plaza
                   Jericho, NY 11753


          Form 13F File Number: 28-5535

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

          Person Signing this Report on Behalf of Reporting Manager:

          Name:    Allen Jebsen
          Title:   Managing Member
          Phone:   (516) 719-8686

          Signature, Place, and Date of Signing:

                   /s/Allen Jebsen         Jericho, New York     8/15/00
                   _______________________ _____________________ _________
                        [Signature]           [City, State]        [Date]

          Report Type (Check only one.):

          [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

          [  ]     13F NOTICE.  (Check here if no holdings reported are in
                   this report, and all holdings are reported by other reporting manager(s).)

          [  ]     13F COMBINATION REPORT.  (Check here if a portion of the
                   holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

          List of Other Managers Reporting for this Manager:
          [If there are no entries in this list, omit this section.]

                   Form 13F File Number     Name

                   28-
                   [Repeat as necessary.]





































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

                                Form 13F SUMMARY PAGE

          Report Summary:


          Number of Other Included Managers:          0

          Form 13F Information Table Entry Total:     53

          Form 13F Information Table Value Total:     $202,797
                                                      [thousands]


          List of Other Included Managers:  None


          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                   No.       Form 13F File Number     Name

                             28-

                   [Repeat as necessary.]
























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


                                                             FORM 13F INFORMATION TABLE

             COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6        COLUMN 7         COLUMN 8
             ---------       --------      --------   --------  --------          ---------       --------         --------
                                                                            INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                                                    FAIR MARKET                    SHARED
                                            CUSIP      VALUE    SHRS OR    SOLE   SHARED  OTHER    OTHER   SOLE    SHARED     NONE
          NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT    (A)     (B)    (C)      MGR.     (A)      (B)       (C)
          --------------    -------------   ------  ----------- -------    ---    -----   ----     ------  ------  -------   ------

          Abbott Labs. (ABT)      Common    002824100    11863     265622    SOLE                           265622
          Akai Holdings Ltd.
           (Semi Tech Global)     ORD       G8020P-10-6     13    1540000    SOLE                          1540000
          Allianz A.G. Regd. NPV  Reg.      DE0008404005  1232       3400    SOLE                             3400
          Alza Corp. (AZA)        Common    022615108      875      14800    SOLE                            14800
          American Express Co.    Common    025816109      328       6300    SOLE                             6300
          Amvescap PLC            ORD       GB0001282697   204      12699    SOLE                            12699
          Anderson GRP Inc.       Common    0335011070     853      75001    SOLE                            75001
          Apple Computer Inc.     Common    037833100     6442      12300    SOLE                            12300
          AT&T Corp. (T)          Common    001957109      319      10100    SOLE                            10100
          Barnes & Noble, Inc.    Common    067774109      289      13000    SOLE                            13000
          Charles Schwab Corp.
           (SCH)                  Common    808513105    53492    1590837    SOLE                          1590837
          Cisco Systems Inc.
           (CSCO)                 Common    17275R102      214       3368    SOLE                             3368
          Citigroup Inc. (C)      Common    172967101    16049     266372    SOLE                           266372
          City Developments       Common    SGIR89002252   233      60000    SOLE                            60000
          Coca Cola Amatil
           Ltd.Ord. (AUD)         ORD       AU000000CCL2    29      15000    SOLE                            15000
          Coca Cola Beverage
           (Aust Reg)             Reg.      GB0002922275    23      15000    SOLE                            15000
          Coca Cola Company       Common    191216-10-0    287       5000    SOLE                             5000
          DaimlerChrysler AG
           (DCX)                  Common    DE0007100000 13949     267933    SOLE                           267933
          Deutsche Bank ADR
           (DTBKY)                ADR       251525309      822       9925    SOLE                             9925
          Deutsche Bank Ord       ORD       DE0005140008  7816      94864    SOLE                            94864
          Dresdner Finance BV     Warrants  DE0008046251   402      24000    SOLE                            24000
          Estee Lauder Cos. Inc.
           CL A                   Class A   518439104     1829      37000    SOLE                            37000
          Gillette Co. (G)        Common    375766102     1062      30400    SOLE                            30400
          Global Crossings Ltd.
           Com(GBLX)              Common    BMG3921A1009   303      11500    SOLE                            11500
          Goldman Sachs Group,
           Inc.                   Common    38141G104    14042     148000    SOLE                           148000
          Intel Corp. (INTC)      Common    458140100      682       5100    SOLE                             5100



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

          Intl. Business Machs
           Corp. (IBM)            Common    459200100     1391      12700    SOLE                            12700
          Lernout & Hauspie
           Speech Prodts N.V.     Nasdaq    B5628B-10-4    264       6000    SOLE                             6000
          Lilly, Eli & Co.        Common    532457108     7336      73452    SOLE                            73452
          Loewen Group            Common    54042L-10-0      5      15000    SOLE                            15000
          Lucent Technologies
           Inc. (LU)              Common    549463107     3486      55832    SOLE                            55832
          Merck  Co. Inc. (MRK)   Common    589331107     2751      35900    SOLE                            35900
          Merrill Lynch & Co.
           Inc. (MER)             Common    590188108     7713      67071    SOLE                            67071
          Metro Alli. Hldg. N/c Fr
           Marsman & Co. Inc. B   Class B   PHY5853S1161    24     750000    SOLE                           750000
          Morgan Stnly Dean Witter
           (MWD)                  Common    617446448     1582      19006    SOLE                            19006
          Motorola Inc. (MOT)     Common    620076109     6301     216803    SOLE                           216803
          Multex.Com              Common    625367107      317      12580    SOLE                            12580
          Nokia Corp. Spon Adr
           (NOK)                  ADR       654902204      439       8800    SOLE                             8800
          Oracle Corp.            Common    68389X105      252       3000    SOLE                             3000
          Philip Morris Cos. Inc.
           (MO)                   Common    718154107      264       9950    SOLE                             9950
          Porsche AG Non Vtg PFD F
           (PSEPF)                Preferred DE0006937733  1087        400    SOLE                              400
          RCN Corp. (RCNC)        Common    749361101     6955     274100    SOLE                           274100
          Iregent.com Ltd.        Warrants  KYG747871211     1      24000    SOLE                            24000
          Iregent.com Ltd.        Common    KYG747871054    26     120000    SOLE                           120000
          Software.com            Common    83402P1049    2472      19036    SOLE                            19036
          Sony Corp. Adr New
           (SNE)                  ADR       835699307    10453     110832    SOLE                           110832
          Steinway Musical
           Instruments (LVB)      Common    858495104    12731     771580    SOLE                           771580
          Sun Microsystems Inc.
           (SUNW)                 Common    866810104      637       7000    SOLE                             7000
          360o Networks Inc.      Common    CA88575ST2056  172      11295    SOLE                            11295
          Texas Instruments Inc.
           (TXN)                  Common    882508104     1649      24000    SOLE                            24000
          Tut Systems Inc.( TUTS) Common    9011031013     217       3784    SOLE                             3784
          Vodafone Airtouch Adr F
           (VOD)                  ADR       92857T107      414      10000    SOLE                            10000
          Voicestream Wireless
           Corp.                  Common    928615103      233       2000    SOLE                             2000










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